LORD ABBETT RESEARCH FUND, INC.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                 April 3, 2003


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Lord Abbett Research Fund
                Lord Abbett America's Value Fund
                Lord Abbett Growth Opportunities Fund
                Large-Cap Series
                Small-Cap Value Series
        SEC File Nos.  33-47641 and 811-06650
        CIK No.:  0000887194


Dear Commission:

In accordance with the requirements of 497(j) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No 32 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on March 27, 2003. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

Very truly yours,

Vicki Herbst
Legal Assistant